UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number___811-21889_______________

_______Access Capital Strategies Community Investment Fund, Inc.___________
(Exact name of registrant as specified in charter)

___419 Boylston St., Suite 501, Boston, Massachusetts, 02116_______
(Address of principal executive offices)             (Zip code)

_David F. Sand, Access Capital Strategies LLC, 419 Boylston St., Suite 501, Boston Massachusetss, 02116_
(Name and address of agent for service)

Registrant's telephone number, including area code:_(617) 236-7274__

Date of fiscal year end:__May 31________

Date of reporting period:__July 1, 2007 – June 30, 2008_

Item 1. Proxy Voting Record

Access Capital Strategies Community Investment Fund, Inc. held no securities during the period covered by this report in which there was a shareholder vote. Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__Access Capital Strategies Community Investment Fund, Inc._

By (Signature and Title)    /s/David F. Sand
                                              David F. Sand
                                              Chief Executive Officer

Date     July 15, 2008

UMB FUND SERVICES, INC.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin  53233
(414) 299-2200

July 17, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Access Capital Strategies Community Investment Fund, Inc.
(333-133206; 811-21889)
 Filing pursuant to Rule 30b1-4 of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b1-4 under the Investment Company Act of 1940 , as amended, is the Fund’s Form N-PX for the one-year period ended June 30, 2008.  Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Sincerely,

/s/Constance Dye Shannon
Executive Vice President and General Counsel

Encl.